Commitments - Operating lease commitments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments
Minimum future lease payments	¥ 80,000	¥ 201,286,000
Maximum Amount of Damages Claimed by Plaintiffs	5,522,000
Within 1 year
Commitments
Minimum future lease payments	¥ 80,000	34,426,000
Later than 1 year and not later than 5 years
Commitments
Minimum future lease payments		98,416,000
After 5 years
Commitments
Minimum future lease payments		¥ 68,444,000
Bottom of Range
Commitments
Lease term	3 years
Top of Range
Commitments
Lease term	9 years